Share Capital - Components of Common Shares Issued and Outstanding (Detail) - shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Common shares	118,572,181	120,842,448	120,247,647
Total common shares outstanding including convertible equity instruments	124,755,002	129,173,902
DSU Plan [Member]
Class of Stock [Line Items]
Securities convertible into common shares	197,367	260,398
Stock options [Member]
Class of Stock [Line Items]
Securities convertible into common shares	5,985,454	8,071,056